INCOME TAXES (Details Textual) (USD $)	12 Months Ended
Dec. 28, 2013
Foreign Tax Credit Carry Forward Amount	$ 1,000,000
Minimum Percentage Of Income Tax Examination Likelihood Of Tax Benefits Being Realized Upon Settlement	50.00%
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	2,100,000
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	1,500,000
Net Operating Losses Expiration Period	2014 and 2033
Expiration Year 2018 [Member]
Foreign Tax Credit Carry Forward Amount	317,000
Expiration Year 2019 [Member]
Foreign Tax Credit Carry Forward Amount	$ 689,000